Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Opening balance	$ 32,534	$ 33,490	$ 36,247
Bad debt	24,828
Inventory provision	43,756
Advance to suppliers allowance	9,151
Effect of exchange rate	(9,275)	(956)	(2,757)
Total	$ 100,994	$ 32,534	$ 33,490